Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 3.9%
RTX Corp.	458,780	$ 41,804,034
Textron, Inc.	326,369	27,646,718

		69,450,752

Automobiles - 1.5%
General Motors Co.	714,508	27,722,910

Banks - 9.3%
Bank of America Corp.	1,053,660	35,834,977
JPMorgan Chase & Co.	428,397	74,695,301
Wells Fargo & Co.	1,128,195	56,612,825

		167,143,103

Beverages - 2.5%
PepsiCo, Inc.	266,250	44,871,112

Biotechnology - 4.4%
AbbVie, Inc.	234,728	38,589,283
Amgen, Inc.	129,734	40,770,207

		79,359,490

Capital Markets - 5.1%
BlackRock, Inc.	66,643	51,602,341
Intercontinental Exchange, Inc.	318,885	40,603,627

		92,205,968

Chemicals - 2.2%
Air Products & Chemicals, Inc.	156,430	40,000,715

Communications Equipment - 1.9%
Motorola Solutions, Inc.	103,893	33,193,814

Construction & Engineering - 2.2%
Quanta Services, Inc.	207,554	40,275,854

Construction Materials - 2.1%
Martin Marietta Materials, Inc.	74,222	37,735,949

Consumer Staples Distribution & Retail - 1.3%
Target Corp.	162,117	22,547,232

Electric Utilities - 3.4%
Duke Energy Corp.	401,689	38,493,857
Xcel Energy, Inc.	375,201	22,463,284

		60,957,141

Energy Equipment & Services - 1.8%
Schlumberger NV	678,800	33,057,560

Entertainment - 2.2%
Walt Disney Co.	410,279	39,407,298

Financial Services - 1.5%
PayPal Holdings, Inc. (A)	443,043	27,180,688

Food Products - 3.0%
Mondelez International, Inc., Class A	413,294	31,108,640
Tyson Foods, Inc., Class A	420,586	23,031,289

		54,139,929

Ground Transportation - 2.2%
CSX Corp.	1,094,120	39,060,084

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 5.2%
Abbott Laboratories	440,386	$ 49,829,676
Boston Scientific Corp. (A)	697,970	44,153,582

		93,983,258

Health Care Providers & Services - 4.7%
Cencora, Inc.	191,082	44,460,960
UnitedHealth Group, Inc.	77,918	39,873,757

		84,334,717

Industrial REITs - 2.0%
Prologis, Inc.	288,776	36,585,031

Insurance - 2.8%
Hartford Financial Services Group, Inc.	568,737	49,457,370

Interactive Media & Services - 3.6%
Alphabet, Inc., Class A (A)	197,709	27,699,031
Meta Platforms, Inc., Class A (A)	95,162	37,126,503

		64,825,534

Life Sciences Tools & Services - 2.5%
Thermo Fisher Scientific, Inc.	83,544	45,028,545

Machinery - 4.9%
Caterpillar, Inc.	134,282	40,326,227
Parker-Hannifin Corp.	104,082	48,346,089

		88,672,316

Media - 1.5%
Fox Corp., Class A	845,344	27,304,611

Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	336,050	13,337,825

Oil, Gas & Consumable Fuels - 6.9%
ConocoPhillips	431,614	48,284,658
Exxon Mobil Corp.	729,014	74,949,930

		123,234,588

Passenger Airlines - 0.9%
Southwest Airlines Co.	519,098	15,515,839

Pharmaceuticals - 2.3%
Merck & Co., Inc.	343,505	41,488,534

Semiconductors & Semiconductor Equipment - 4.0%
Broadcom, Inc.	29,430	34,727,400
Micron Technology, Inc.	425,518	36,488,168

		71,215,568

Software - 1.8%
Microsoft Corp.	82,409	32,764,170

Specialized REITs - 1.9%
American Tower Corp.	171,637	33,580,779

Specialty Retail - 1.9%
Lowe’s Cos., Inc.	162,428	34,571,176

Total Common Stocks (Cost $1,437,583,377)		1,764,209,460

Transamerica Funds	Page 1

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.7%

Fixed Income Clearing Corp., 2.50% (B), dated 01/31/2024, to be repurchased at $67,410,717 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $68,754,253.

$ 67,406,036	$ 67,406,036

Total Repurchase Agreement (Cost $67,406,036)	67,406,036

Total Investments (Cost $1,504,989,413)	1,831,615,496
Net Other Assets (Liabilities) - (1.8)%	(32,832,056)

Net Assets - 100.0%	$ 1,798,783,440

Transamerica Funds	Page 2

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,764,209,460	$—	$—	$1,764,209,460
Repurchase Agreement	—	67,406,036	—	67,406,036

Total Investments	$1,764,209,460	$67,406,036	$—	$1,831,615,496

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2024.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 3

Transamerica Large Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Large Cap Value (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4